Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 12. Leases
The Company leases facilities under noncancelable operating leases expiring through 2027 and certain equipment under a finance lease expiring in 2024.
As of December 31, 2023 and 2022, the Company had operating lease liabilities of $3.3 million and $5.3 million respectively, and
RO
U
assets of $3.1 million and $5.0 million, respectively. As of December 31, 2023 and 2022, the Company had
finance
lease liabilities
of approximately zero and $0.1 million, respectively, and
RO
U
assets of approximately zero and $0.1 million, respectively.
The Company’s leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses; renewal options have not been included in the calculation of lease liabilities and ROU assets as the Company is not reasonably certain to exercise these options. Variable expenses generally represent the Company’s share of the landlord operating expenses.
The following summarizes the Company’s leases (in thousands):

	Year Ended December 31,
	2023	2022
Finance lease costs:
Amortization of right-of-use asset	$73	$192
Interest on lease liabilities	2	8
Operating lease costs	2,097	2,150
Short-term lease costs	18	202
Variable lease costs	301	566
Short-term sublease income	(32)	(127)

Total lease costs	$2,459	$2,991

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$2	$8
Operating cash flows from operating leases	2,319	2,195
Financing cash flows from finance leases	121	153
Right-of-use asset obtained in exchange for new operating lease liabilities	—	420
Weighted-average remaining lease term—finance leases	0.3	1.3
Weighted-average remaining lease term—operating leases	2.3	2.9
Weighted-average discount rate—finance leases	4.0%	4.0%
Weighted-average discount rate—operating leases	4.1%	4.5%

Maturities of operating and finance lease liabilities, excluding short-term leases, are as follows (in thousands):

	Operating Leases	Finance Leases	Total
Year ended December 31, 2024	$2,079	$2	$2,081
Year ended December 31, 2025	687	—	687
Year ended December 31, 2026	712	—	712
Year ended December 31, 2027	132	—	132

Total	3,610	2	3,612
Less present value discount	(352)	—	(352)

Lease liabilities at December 31, 2023	$3,258	$2	$3,260

As the Company’s lease agreements do not provide an implicit rate, the discount rates used to determine the present value of lease payments are generally based on the Company’s estimated incremental borrowing rate for a secured borrowing of a similar term as the lease.
In November 2021, the Company entered into an agreement effective January 2022, assigning its Santa Monica office lease to a third party with a lease term expiring in 2025. Although the lease assignment requires the Company to remain secondarily liable as a surety with respect to the lease, the Company does not believe it is probable that it will be responsible for the obligations. The value of the associated guarantee liability is insignificant.
On February 29, 2024, the Company sold its Van Nuys production facility and entered into a five year lease of the facility at an annual base rate of $0.3 million. See Note 23,
Subsequent Events
, for additional information on the lease of this facility.